Share-Based Compensation - Directors Share-Based Compensation Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
2004 Directors Incentive Plan (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based plans, Restricted stock units, Beginning Balance	31,318	39,970	30,457
Share based plans, Restricted stock units, weighted average grant date fair value, Beginning Balance	$ 19.00	$ 14.01	$ 12.36
Share based plans, Granted, Restricted stock units	35,880	31,318	39,970
Share based plans, Granted, Restricted share units, Weighted average grant date fair value	$ 15.05	$ 19.00	$ 14.01
Share based plans, Vested, Restricted stock units	(31,318)	(39,970)	(30,457)
Share based plans, Vested, Restricted stock units, Weighted average grant date fair value	$ 19.00	$ 14.01	$ 12.36
Share based plans, Cancelled, Restricted stock units
Share based plans, Cancelled, Restricted stock units, Weighted average grant date fair value
Share based plans, Restricted share units, Ending Balance	35,880	31,318	39,970
Share based plans, Restricted share units, Weighted average grant date fair value, Ending Balance	$ 15.05	$ 19.00	$ 14.01
Weighted average remaining contractual term (Years), outstanding, Restricted share units	4 months 24 days	4 months 24 days	4 months 24 days
Share based plans, Restricted share units, Aggregate intrinsic value	$ 530	$ 466	$ 914
Share based plans, Expected to vest, Restricted share units	35,880
Weighted average grant date fair value, expected to vest, Restricted share units	$ 15.05
Weighted average remaining contractual terms (Years), Expected to vest, Restricted share units	4 months 24 days
Aggregate intrinsic value, Expected to vest, Restricted share units	530
Directors Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based plans, Shares subject to stock options, Beginning Balance	69,000	72,000	81,000
Share based plans, Stock option weighted average exercise price, Beginning Balance	$ 11.04	$ 10.80	$ 10.33
Share based plans, Granted, Shares subject to stock options
Share based plans, Stock option weighted average exercise price, Granted
Share based plans, Exercised, Shares subject to stock options	(15,000)	(3,000)	(9,000)
Share based plans, Exercised, Stock option weighted average exercise price	$ 8.80	$ 5.31	$ 6.57
Aggregate intrinsic value, Exercised	81	41	134
Share based plans, Cancelled, Shares subject to stock options
Share based plans, Cancelled, stock option weighted average exercise price
Share based plans, Shares subject to stock options, Ending Balance	54,000	69,000	72,000
Share based plans, Stock option weighted average exercise price, Ending Balance	$ 11.66	$ 11.04	$ 10.80
Weighted average remaining contractual term (years), Outstanding	9 months 18 days	1 year 7 months 6 days	2 years 6 months
Aggregate intrinsic value, Outstanding	168	266	720
Shares subject to stock options, Exercisable balance	54,000	69,000	72,000
Weighted average exercise price, Exercisable balance	$ 11.66	$ 11.04	$ 10.80
Weighted average remaining contractual term (years), Exercisable	9 months 18 days	1 year 7 months 6 days	2 years 6 months
Aggregate intrinsic value, Exercisable	$ 168	$ 266	$ 720